Summary of Significant Accounting Policies - Vessels and Equipment (Details)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2021
Summary of Significant Accounting Policies
Drydocking interval until a vessel is 15 years old	60 months
Age of vessels to switch from 60 to 30 month drydocking interval	15 years
Drydocking interval after a vessel is 15 years old	30 months
Asset's estimated useful life	25 years
Vessels and equipment useful life period
Summary of Significant Accounting Policies
Asset's estimated useful life		23 years
Hull
Summary of Significant Accounting Policies
Asset's estimated useful life	23 years
Anchor-handling, loading and unloading equipment
Summary of Significant Accounting Policies
Asset's estimated useful life	23 years
Main/auxiliary engine
Summary of Significant Accounting Policies
Asset's estimated useful life	23 years
Thruster, dynamic positioning systems, cranes and other equipment
Summary of Significant Accounting Policies
Asset's estimated useful life	23 years
Drydock costs | Minimum
Summary of Significant Accounting Policies
Asset's estimated useful life	2 years 6 months
Drydock costs | Maximum
Summary of Significant Accounting Policies
Asset's estimated useful life	5 years